Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 836,095	$ 310,756
Short-term investments, available-for-sale	726,923	502,852
Accounts receivable, net of allowances of $5,883 and $7,679 at December 31, 2016 and 2015, respectively	681,206	623,426
Inventories, net	12,522	10,521
Prepaid expenses and other current assets	124,842	119,669
Current assets of discontinued operations	179,689	116,727
Total current assets	2,561,277	1,683,951
Long-term investments, available-for-sale	980,142	891,814
Property and equipment, net	261,954	282,102
Goodwill	1,585,893	1,585,621
Other intangible assets, net	173,681	210,337
Deferred tax assets, net	233,900	207,194
Other assets	54,449	52,841
Long-term assets of discontinued operations	538,931	553,657
Total assets	6,390,227	5,467,517
Current liabilities:
Accounts payable	72,724	79,437
Accrued expenses and other current liabilities	256,799	281,881
Income taxes payable	39,771	17,807
Current portion of deferred revenues	1,208,229	1,139,543
Convertible notes, short-term	1,348,156
Current liabilities of discontinued operations	172,670	162,301
Total current liabilities	3,098,349	1,680,969
Long-term portion of deferred revenues	476,135	407,110
Convertible notes, long-term		1,311,071
Other liabilities	119,813	83,543
Long-term liabilities of discontinued operations	7,708	11,378
Commitments and contingencies
Temporary equity from Convertible notes	79,495
Stockholders' equity:
Preferred stock at $.01 par value: 5,000 shares authorized, none issued and outstanding	0	0
Common stock at $.001 par value: 1,000,000 shares authorized; 302,851 and 299,113 shares issued and outstanding at December 31, 2016 and 2015, respectively	303	299
Additional paid-in capital	4,761,588	4,566,919
Retained earnings	4,010,737	3,474,625
Accumulated other comprehensive loss	(28,704)	(28,527)
Stockholders' equity before treasury stock	8,743,924	8,013,316
Less-common stock in treasury, at cost (146,552 and 145,296 shares at December 31, 2016 and 2015, respectively)	(6,135,197)	(6,039,870)
Total stockholders' equity	2,608,727	1,973,446
Total liabilities, temporary equity and stockholders' equity	$ 6,390,227	$ 5,467,517